Financial instruments risk, Currency risk (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 MXN ($) $ / $	Dec. 31, 2019 MXN ($) $ / $
Currency Risk [Member]
Currency risk [Abstract]
Percentage of sales denominated in US dollars	55.00%	45.00%
Percentage of costs and expenses denominated in US dollars	20.00%	25.00%
Foreign exchange rate | $ / $	19.9352	18.8727
Currency Risk [Member] | Minimum [Member]
Currency risk [Abstract]
Assumed variance on foreign exchange rate	11.64%	22.10%
Currency Risk [Member] | Maximum [Member]
Currency risk [Abstract]
Assumed variance on foreign exchange rate	11.64%	22.10%
Currency Risk [Member] | US [Member]
Currency risk [Abstract]
Assets	$ 309,657	$ 547,320
Liabilities	(480,253)	(1,042,661)
Total assets (liabilities)	(170,596)	(495,341)
Currency Risk [Member] | Other Currencies [Member]
Currency risk [Abstract]
Assets	932	1,093
Liabilities	(1,372)	(1,641)
Total assets (liabilities)	(440)	(548)
11.64% Increase in the Exchange Rate [Member]
Currency risk [Abstract]
Total assets (liabilities)	(19,902)
11.64% Increase in the Exchange Rate [Member] | US [Member]
Currency risk [Abstract]
Assets	36,030
Liabilities	(55,880)
11.64% Increase in the Exchange Rate [Member] | Other Currencies [Member]
Currency risk [Abstract]
Assets	108
Liabilities	(160)
11.64% Decrease in the Exchange Rate [Member]
Currency risk [Abstract]
Total assets (liabilities)	19,902
11.64% Decrease in the Exchange Rate [Member] | US [Member]
Currency risk [Abstract]
Assets	(36,030)
Liabilities	55,880
11.64% Decrease in the Exchange Rate [Member] | Other Currencies [Member]
Currency risk [Abstract]
Assets	(108)
Liabilities	$ 160
22.10% Increase in the Exchange Rate [Member]
Currency risk [Abstract]
Total assets (liabilities)		(109,578)
22.10% Increase in the Exchange Rate [Member] | US [Member]
Currency risk [Abstract]
Assets		120,944
Liabilities		(230,401)
22.10% Increase in the Exchange Rate [Member] | Other Currencies [Member]
Currency risk [Abstract]
Assets		242
Liabilities		(363)
22.10% Decrease in the Exchange Rate [Member]
Currency risk [Abstract]
Total assets (liabilities)		109,578
22.10% Decrease in the Exchange Rate [Member] | US [Member]
Currency risk [Abstract]
Assets		(120,944)
Liabilities		230,401
22.10% Decrease in the Exchange Rate [Member] | Other Currencies [Member]
Currency risk [Abstract]
Assets		(242)
Liabilities		$ 363